Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2014 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1 , 2012	180,000	$4.93	$1.45
Granted	1,503,000	$6.03	$1.26
Expired	(60,000)	$4.41	$0.89

Outstanding and exercisable at December 31, 2012	1,623,000	$5.97	$1.29
Granted	60,000	$7.50	$1.88
Exercised	(469,000)	$5.54	$1.13
Expired	(30,000)	$4.45	$1.58

Outstanding and exercisable at December 31, 2013	1,184,000	$6.26	$1.62

Granted	60,000	$8.05	$2.55
Exercised	(15,000)	$5.92	$1.87
Expired	(53,500)	$5.93	$1.68

Outstanding and exercisable at December 31, 2014	1,175,500	$6.37	$1.66

Option Granted by Company

Details of the options granted by the Company in 2012, 2013 and 2014 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months

In 2012
600,000	100% vested in April 2013	$6.66	April 1, 2013 to April 30, 2016*	16.0
831,000	50% vested in January 2013, 40% vested in 2014 and 10% will vest after 2014	$5.63	January 1, 2013 to April 26, 2015	3.9
60,000	100% vested at date of grant	$5.34	June 6, 2012 to June 5, 2015	5.2

In 2013
60,000	100% vested at date of grant	$7.50	May 31, 2013 to May 31, 2016	17.0

In 2014
60,000	100% vested at date of grant	$8.05	June 6, 2014 to June 5, 2017	29.2

*	Exercisable period modified in 2013

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2012, 2013 and 2014 was $1.26, $1.88 and $2.55, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2012	2013	2014
Risk-free interest rate	0.30% to 0.39%	0.52%	0.86%
Expected life	2 years to 4.2 years	3 years	3 years
Expected volatility	38.57% to 48.23%	52.36%	58.86%
Expected dividend yield	3.30% to 4.49%	5.87%	4.22%